Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The components of the deferred tax assets at December 31, 2022 and 2021 were as follows:

	2022	2021
Deferred tax assets:
Stock-based compensation	$202,510	$165,567
Intangibles	908,204	219,369
Net operating loss	8,147,005	4,413,292
Lease liabilities	138,389	-
Capitalized research expenditures	354,157	-
Other	8,058	1,612
Total gross deferred tax asset	$9,758,323	$4,799,840
Deferred tax liabilities:
Depreciation	(872,157)	(196,334)
Prepaid assets	(33,769)	(32,057)
Right of use asset	(132,246)	-
Less: Valuation allowances	(8,720,151)	(4,571,449)
Net deferred tax asset	$-	$-

Schedule of Income Tax Benefit and Related Valuation Allowance

The components of the income tax benefit and related valuation allowance for the years ended December 31, 2022, and 2021 are as follows:

	2022	2021
Current	$-	$-
Deferred	(4,148,702)	(2,544,004)
Valuation allowance	4,148,702	2,544,004
Total Tax Provision	$-	$-

Schedule of Reconciliation of Provision for Income Taxes

A reconciliation of the provision for income taxes for the years ended December 31, 2022, and 2021 as compared to statutory rates is as follows:

	2022	2021
Provision at federal statutory rate of 21%	$(3,676,210)	$(1,970,514)
Permanent differences, net	254,526	(51,348)
State income tax benefit	(760,625)	(407,709)
Deferred adjustments	33,607	(126,995)
Change in valuation allowance	4,148,702	2,544,004
Total income tax provision	$-	$-